Earning Per Share - Computation of Basic EPS and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Basic:
Net income attributable to CNH Industrial N.V.	$ 173	$ 223	$ 627	$ 617
Weighted average common shares outstanding-basic	1,354	1,224	1,354	1,223
Basic earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.13	$ 0.18	$ 0.46	$ 0.50
Diluted:
Net income attributable to CNH Industrial N.V.	$ 173	$ 223	$ 627	$ 617
Weighted average common shares outstanding-basic	1,354	1,224	1,354	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	6		6
Weighted average common shares outstanding-diluted	1,360	1,224	1,360	1,223
Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$ 0.13	$ 0.18	$ 0.46	$ 0.50